Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating activities:
(Loss) profit before income taxes	R$ (810,623)	R$ (390,938)	R$ 140,424
Adjustments to reconcile (loss) profit for the year to net cash flow:
Allowance for expected credit losses	85,824	36,769	27,393
Trade receivables write-off	(25,510)	(9,500)	(3,492)
Listing expense	0	319,554	0
Foreign exchange differences	39,847	(10,955)	1,957
Accrued interest expenses on borrowings and FIAGRO	367,617	342,450	97,565
Interest arising from revenue contracts	(360,776)	(250,337)	(407,449)
Interest on trade payables	675,706	502,434	496,511
Interest from tax benefits	(18,902)	(27,153)	0
Gain on changes in fair value of warrants	(14,024)	(3,756)	0
Amortization of intangibles	69,764	67,928	57,607
Amortization of right-of-use assets	88,734	56,236	51,203
Depreciation	20,481	16,408	9,697
Losses and damages of inventories	45,969	19,127	23,339
Provisions for contingencies	5,005	5,879	(18,295)
Share-based payment	15,647	14,533	(11,998)
Share of profit of an associate	(1,483)	0	0
Others	(14,131)	25,197	(4,055)
Assets
Trade receivables	(53,807)	(599,050)	23,055
Inventories	135,336	49,745	(721,602)
Advances to suppliers	(47,198)	191,138	74,542
Derivative financial instruments	59,213	83,530	(32,005)
Taxes recoverable	(61,852)	(66,345)	(41,685)
Other receivables	(309,743)	77,567	(6,765)
Liabilities
Trade payables	1,015,069	(117,567)	273,611
Advances from customers	(258,316)	106,903	(207,440)
Salaries and social charges	(53,197)	36,091	91,540
Taxes payable	14,462	(3,360)	(39,463)
Other payables	54,720	(66,050)	(2,237)
Interest paid on acquisitions of subsidiary	(8,988)	(4,875)	(14,907)
Interest received from revenue contracts	316,111	206,430	310,967
Income taxes paid/received	28,718	(76,775)	(76,546)
Net cash flows used in operating activities	165,753	108,069	(259,471)
Investing activities:
Acquisition of subsidiary, net of cash acquired	(222,962)	(157,442)	(198,305)
Additions to property, plant and equipment and intangible assets	(114,427)	(65,376)	(47,697)
Proceeds from the sale of property, plant and equipment	19,121	2,084	1,309
Net cash flows used in investing activities	(318,268)	(220,734)	(244,693)
Financing activities:
Proceeds from borrowings	2,565,490	1,449,445	615,984
Repayment of borrowings	(2,368,806)	(1,456,017)	(299,613)
Proceeds from Agribusiness Receivables Certificates, net of transaction cost	404,647	0
Payment of principal portion of lease liabilities	(85,221)	(60,570)	(45,814)
Proceeds from FIAGRO quota holders, net of transaction costs	137,496	150,018	0
Repayment of FIAGRO quota holders	(133,801)	0	0
Trade payables – Supplier finance	(26,157)	16,569	0
Acquisition of non-controlling interests	(52)	(100,887)	(34,351)
Dividend payments	(4,074)	(2,277)	(139,512)
Proceeds from SPAC Merger	0	391,572	0
Capital contributions	0	60,880	202,425
Net cash flows provided by financing activities	489,522	448,733	299,119
Net increase in cash equivalents	337,007	336,068	(205,045)
Net foreign exchange difference	10,034	(26,187)	0
Cash equivalents at beginning of the year	564,294	254,413	459,458
Cash equivalents at end of the year	911,335	564,294	254,413
Interest paid on borrowings and FIAGRO quota holders
Liabilities
Interest paid	(264,747)	(95,739)	(7,401)
Interest paid on trade payables and lease liabilities
Liabilities
Interest paid	(644,784)	(346,749)	(360,665)
(Loss) gain on derivatives
Adjustments to reconcile (loss) profit for the year to net cash flow:
Financial instruments	(35,470)	(79,375)	26,323
Fair value on commodity forward contracts
Adjustments to reconcile (loss) profit for the year to net cash flow:
Financial instruments	R$ 111,081	R$ 98,674	R$ (9,200)